Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	#New Age Alpha Variable Funds Trust#
Entity Central Index Key	0002013968
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000253501
Shareholder Report [Line Items]
Fund Name	NAA All Cap Value Series
Trading Symbol	ACVS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA All Cap Value Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$46	0.91%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 85,596,825
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 157,409
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$85,596,825 Number of Portfolio Holdings203 Advisory Fee (net of waivers)$157,409 Portfolio Turnover70%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Information Technology	0.1%
Equity	2.0%
Communications	4.1%
Materials	4.3%
Utilities	5.1%
Real Estate	5.3%
Energy	5.5%
Consumer Staples	7.3%
Consumer Discretionary	8.0%
Industrials	9.4%
Health Care	13.3%
Financials	15.9%
Technology	19.2%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	5.7%
Apple, Inc.	5.3%
Amazon.com, Inc.	2.8%
Exxon Mobil Corporation	1.5%
Berkshire Hathaway, Inc. - Class B	1.5%
Procter & Gamble Co.	1.2%
Johnson & Johnson	1.2%
JPMorgan Chase & Company	1.1%
Bank of America Corporation	1.0%
iShares S&P Mid-Cap 400 Value ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000253502
Shareholder Report [Line Items]
Fund Name	NAA Large Cap Value Series
Trading Symbol	LCVS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Cap Value Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$42	0.83%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 192,161,384
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 336,377
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$192,161,384 Number of Portfolio Holdings102 Advisory Fee (net of waivers)$336,377 Portfolio Turnover50%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Equity	2.0%
Real Estate	3.1%
Materials	3.4%
Communications	4.5%
Utilities	5.3%
Energy	5.8%
Industrials	7.7%
Consumer Staples	7.8%
Consumer Discretionary	8.0%
Financials	14.4%
Health Care	15.0%
Technology	22.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	7.1%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.5%
Exxon Mobil Corporation	1.9%
Berkshire Hathaway, Inc. - Class B	1.8%
Procter & Gamble Co.	1.5%
Johnson & Johnson	1.5%
JPMorgan Chase & Company	1.4%
Bank of America Corporation	1.2%
UnitedHealth Group, Inc.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000249820
Shareholder Report [Line Items]
Fund Name	NAA Large Core Series
Trading Symbol	LCS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Core Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$46	0.91%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 251,565,163
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 540,010
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$251,565,163 Number of Portfolio Holdings103 Advisory Fee (net of waivers)$540,010 Portfolio Turnover51%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Equity	2.0%
Materials	2.2%
Real Estate	2.4%
Utilities	2.6%
Energy	2.7%
Consumer Staples	5.0%
Industrials	8.2%
Health Care	9.2%
Consumer Discretionary	9.6%
Communications	10.0%
Financials	10.2%
Technology	35.2%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.2%
Microsoft Corporation	6.9%
Apple, Inc.	5.5%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. - Class A	2.9%
Alphabet, Inc. - Class A	2.8%
Broadcom, Inc.	2.3%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.6%
JPMorgan Chase & Company	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000253503
Shareholder Report [Line Items]
Fund Name	NAA Large Growth Series
Trading Symbol	LGS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Growth Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$48	0.94%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 58,827,414
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 83,950
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,827,414 Number of Portfolio Holdings78 Advisory Fee (net of waivers)$83,950 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Materials	0.5%
Energy	0.7%
Utilities	0.9%
Real Estate	1.2%
Equity	2.0%
Financials	4.5%
Industrials	4.9%
Consumer Staples	5.5%
Health Care	6.4%
Consumer Discretionary	10.0%
Communications	16.3%
Technology	45.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	9.4%
Microsoft Corporation	8.8%
Apple, Inc.	7.6%
Meta Platforms, Inc. - Class A	5.6%
Broadcom, Inc.	4.9%
Amazon.com, Inc.	4.8%
Alphabet, Inc. - Class A	3.0%
Tesla, Inc.	3.0%
Visa, Inc. - Class A	2.2%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000253504
Shareholder Report [Line Items]
Fund Name	NAA Mid Growth Series
Trading Symbol	MGS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Mid Growth Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$48	0.97%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
AssetsNet	$ 169,992,301
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 400,784
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$169,992,301 Number of Portfolio Holdings127 Advisory Fee (net of waivers)$400,784 Portfolio Turnover56%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Utilities	0.9%
Communications	2.0%
Equity	2.0%
Real Estate	3.5%
Energy	3.5%
Consumer Staples	4.9%
Materials	6.9%
Health Care	8.9%
Consumer Discretionary	10.6%
Financials	14.5%
Technology	19.7%
Industrials	22.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
EMCOR Group, Inc.	1.6%
Comfort Systems USA, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
Curtiss-Wright Corporation	1.5%
Interactive Brokers Group, Inc. - Class A	1.5%
Ecolab, Inc.	1.5%
Colgate-Palmolive Company	1.5%
Simon Property Group, Inc.	1.5%
RB Global, Inc.	1.5%
DocuSign, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000253505
Shareholder Report [Line Items]
Fund Name	NAA Small Cap Value Series
Trading Symbol	SCVS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Small Cap Value Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$54	1.14%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.14%
AssetsNet	$ 47,342,448
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 128,079
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,342,448 Number of Portfolio Holdings127 Advisory Fee (net of waivers)$128,079 Portfolio Turnover68%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.1%
Exchange-Traded Funds	2.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Utilities	1.8%
Communications	2.4%
Energy	2.9%
Equity	2.9%
Consumer Staples	3.0%
Health Care	6.5%
Real Estate	7.2%
Materials	7.6%
Technology	10.3%
Industrials	15.0%
Consumer Discretionary	17.0%
Financials	22.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comerica, Inc.	2.4%
Qorvo, Inc.	2.4%
Autoliv, Inc.	2.2%
BorgWarner, Inc.	2.2%
Celanese Corporation	1.9%
Air Lease Corporation	1.8%
Lincoln National Corporation	1.7%
GXO Logistics, Inc.	1.7%
Teleflex, Inc.	1.6%
Selective Insurance Group, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000253506
Shareholder Report [Line Items]
Fund Name	NAA Small Growth Series
Trading Symbol	SGS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Small Growth Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$54	1.07%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
AssetsNet	$ 25,354,334
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 15,013
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$25,354,334 Number of Portfolio Holdings128 Advisory Fee (net of waivers)$15,013 Portfolio Turnover38%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Utilities	1.0%
Communications	1.5%
Equity	2.0%
Consumer Staples	2.5%
Energy	3.9%
Materials	7.7%
Real Estate	7.7%
Health Care	12.0%
Financials	12.8%
Consumer Discretionary	13.0%
Technology	14.9%
Industrials	20.5%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Dynatrace, Inc.	3.0%
Carpenter Technology Corporation	2.5%
ATI, Inc.	2.3%
HealthEquity, Inc.	1.8%
SPX Technologies, Inc.	1.5%
AeroVironment, Inc.	1.5%
CommVault Systems, Inc.	1.5%
Masimo Corporation	1.5%
Brinker International, Inc.	1.4%
ExlService Holdings, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000253507
Shareholder Report [Line Items]
Fund Name	NAA SMid-Cap Value Series
Trading Symbol	SMID
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA SMid-Cap Value Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$47	0.94%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
AssetsNet	$ 133,317,636
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 301,851
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$133,317,636 Number of Portfolio Holdings122 Advisory Fee (net of waivers)$301,851 Portfolio Turnover61%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Information Technology	0.3%
Equity	2.0%
Communications	3.3%
Energy	5.4%
Consumer Staples	5.5%
Technology	6.1%
Utilities	6.7%
Health Care	7.7%
Consumer Discretionary	8.9%
Materials	9.0%
Real Estate	11.4%
Industrials	14.6%
Financials	18.7%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First Horizon Corporation	1.6%
Alcoa Corporation	1.5%
Ecolab, Inc.	1.5%
Unum Group	1.5%
Cardinal Health, Inc.	1.5%
Autoliv, Inc.	1.5%
Reinsurance Group of America, Inc.	1.5%
NNN REIT, Inc.	1.5%
OGE Energy Corporation	1.5%
Oshkosh Corporation	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000253508
Shareholder Report [Line Items]
Fund Name	NAA World Equity Income Series
Trading Symbol	WEI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA World Equity Income Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$48	0.93%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 112,310,300
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 240,942
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$112,310,300 Number of Portfolio Holdings177 Advisory Fee (net of waivers)$240,942 Portfolio Turnover90%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Countries	5.5%
Sweden	1.6%
Netherlands	1.7%
Ireland	2.8%
Canada	4.5%
France	4.6%
Germany	4.7%
Switzerland	5.3%
United Kingdom	5.7%
Japan	10.5%
United States	52.4%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	6.6%
JPMorgan Chase & Company	4.4%
Siemens A.G.	2.8%
Exxon Mobil Corporation	2.5%
Walmart, Inc.	2.4%
Home Depot, Inc. (The)	2.1%
HSBC Holdings PLC	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.0%
Sony Group Corporation	1.9%
Coca-Cola Company (The)	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.